Taxation - Tax holiday effect (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
Dec. 31, 2016 CNY (¥) ¥ / shares
Taxation
Tax holiday effect | ¥	¥ 1,095
Basic and diluted loss per share effect | ¥ / shares	¥ 0.01